Tax liabilities	12 Months Ended
Dec. 31, 2022
Tax liabilities
Tax liabilities	Income tax and social contribution and tax liabilities

	12/31/2022	12/31/2021
Income tax and social contribution	114,493	41,764
Tax on financial transactions	9,354	2,821
PIS/COFINS	20,542	14,419
INSS/FGTS	14,842	14,069
Other taxes	7,634	5,333
Total	166,865	78,406